HELD-FOR-SALE ASSETS (Details) (USD $)	12 Months Ended
Dec. 31, 2013
HELD-FOR-SALE ASSETS
Held-for-sale assets	$ 40,707,051
Impairment charge on assets held for sale	$ 3,695,805